Selling, general and administrative (Details 1 - Textuals) - Selling, General and Administrative Expenses [Member] - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling General and Administrative [Line Items]
Outsourced service	[1]	$ 13,553,800	$ 504,108	$ 287,584
Shared Service Agreement [Member]
Selling General and Administrative [Line Items]
Outsourced service charged from related parties		$ 897,346

[1]	Out of $13,553,800, for the twelve months ended December 31, 2022, $897,346 was charged under the SSA contract for the twelve months ended December 31, 2022 (refer to Note 4).